Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

16. Income Taxes

The Company is registered in the Cayman Islands. The Company generates substantially all of its income (loss) from its PRC operations for the years ended December 31, 2018, 2019 and 2020.

Cayman Islands (“Cayman”)

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% since January 1, 2010. The operations in Hong Kong have incurred net accumulated operating losses for income tax purposes.

PRC

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

Nanjing Tuniu originally obtained its HNTE certificate in 2010 with a valid period of three years and successfully obtained the third renewal of such certificate in December 2019 for another three years. Tuniu Nanjing Information Technology obtained its HNTE certificate in 2017 with a valid period of three years and successfully obtained the first renewal of such certificate in December 2020 for another three years. Beijing Tuniu also obtained their HNTE certificates in November 2018. Therefore, Nanjing Tuniu, Tuniu Nanjing Information Technology and Beijing Tuniu are eligible to enjoy a preferential tax rate of 15% in 2020 to the extent they have taxable income under the EIT Law, as long as they maintain the HNTE qualifications and duly conduct relevant EIT filing procedures with the relevant tax authorities. If Nanjing Tuniu, Tuniu Nanjing Information Technology and Beijing Tuniu fail to maintain their HNTE qualifications or renew their qualifications when their current terms expire, their applicable enterprise income tax rates may increase to 25%, which could have an adverse effect on our financial condition and results of operations.

16. Income Taxes – continued

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2018	2019	2020
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(37.7)	(15.8)	(20.9)
R&D expenses super-deduction	(20.5)	(3.8)	(0.7)
Non-deductible expenses and non-taxable income incurred	39.9	(2.1)	(2.2)
Difference in EIT rates of certain subsidiaries	(0.1)	(0.3)	0.1
Effect of preferential income tax rates	(6.5)	(3.1)	(0.8)
Total	(0.1)	(0.1)	0.5

The aggregate amount and per share effect of the preferential income tax rates are as follows:

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	12,877	22,274	11,239	1,722
Basic net loss per share effect	—	—	—	—
Diluted net loss per share effect	—	—	—	—

The following table sets forth the significant components of deferred tax assets and liabilities:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	10,485	7,596	1,164
Net operating loss carry forwards	1,161,298	1,044,010	160,002
Carryforwards of deductible advertising expenses	12,237	11,500	1,762
Allowance for doubtful accounts	62,276	269,615	41,320
Subtotal	1,246,296	1,332,721	204,248
Less: valuation allowance	(1,246,296)	(1,332,721)	(204,248)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(23,658)	(14,861)	(2,278)
Total non-current deferred tax liabilities, net	(23,658)	(14,861)	(2,278)

As of December 31, 2020, the Group had net operating loss carryforwards of RMB4,327,114 which can be carried forward to offset taxable income. The carryforwards period for net operating losses under the EIT Law is five years. The net operating loss carry forward of the Group will start to expire in 2021 for the amount of RMB1,665,669 if not utilized. The remaining net operating loss carryforwards will expire in varying amounts between 2022 and 2025. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards. There is no expiration for the advertising expenses carryforwards.

16. Income Taxes – continued

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2019 and 2020, valuation allowances of RMB1,246,296 and RMB1,332,721 were provided because it was more likely than not that the Group will not be able to utilize certain tax losses carry forwards and other deferred tax assets generated by its subsidiaries and Affiliated Entities. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur.

Movement of valuation allowance

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	1,198,872	1,207,426	1,246,296	191,002
Additions	128,464	143,227	396,582	60,780
Written-off for expiration of net operating losses	(10,584)	(98,818)	(304,939)	(46,734)
Utilization of previously unrecognized tax losses and deductible advertising expenses	(109,326)	(5,539)	(5,218)	(800)
Balance at the end of the year	1,207,426	1,246,296	1,332,721	204,248